Commitments and Contingencies - Additional Information (Detail) $ in Millions	6 Months Ended	13 Months Ended
	Jun. 30, 2018 CAD ($) $ / bbl	Jun. 30, 2018 CAD ($) $ / bbl	Dec. 31, 2017 CAD ($)
Disclosure of Commitments and Contingent Liabilities [Line Items]
Total commitments	$ 21,000	$ 21,000
Transportation commitments	18,000	18,000
Transportation commitments subject to approval	9,000	9,000	$ 9,000
Outstanding letter of credit	374	374	376
Estimated fair value of contingent payment	$ 635	635	$ 206
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Contingent payments period	5 years
Average crude oil price per barrel for contingent payment | $ / bbl	52.00
Estimated fair value of contingent payment	$ 635	$ 635
Top of range [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Term of agreement	20 years
Top of range [Member] | ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of Commitments and Contingent Liabilities [Line Items]
Average crude oil price per barrel for contingent payment | $ / bbl		52.00